Property and Equipment	12 Months Ended
Mar. 31, 2020
Property Plant And Equipment Abstract
Property and Equipment

9.  Property and Equipment

The following is a summary of activities for the years ended March 31, 2020 and March 31, 2019:

Cost	Computers	Furniture	Automobiles	Diesel Bus	Demonstration Electric Buses	Leased Asset	EV Equipment	Land	Leasehold Improvements	Total

Balance, March 31, 2018	$6,721	$23,818	$51,283	$45,982	$1,611,359	$—	$628,631	$740,445	$—	$3,108,239
Additions	6,701	12,643	—	—	—	—	13,032	53,986	33,688	120,050
Transfers from/(to) inventory	—	—	—	70,899	(1,290,636)	1,290,636	—	—	—	70,899
Government grant reduction	—	—	—	—	—	(319,635)	—	—	—	(319,635
Write off of asset	—	—	—	(115,243)	—	—	—	—	—	(115,243
Foreign exchange translation	694	(947)	—	(1,638)	—	—	—	—	—	(1,891
Balance, March 31, 2019	14,116	35,514	51,283	—	320,723	971,001	641,663	794,431	33,688	2,862,419
Additions	38,112	8,121	42,973	—	—	—	50,040	6,286	16,328	161,860
Transfers from/(to) inventory	—	—	—	—	511,740	(298,850)	—	—	—	212,890
Foreign exchange translation	(379)	(577)	—	—	—	—	—	—	—	(956
Balance, March 31, 2020	$51,849	$43,058	$94,256	$—	$832,463	$672,151	$691,703	$800,717	$50,016	$3,236,213

Depreciation and impairment losses

Balance, March 31, 2018	$5,460	$6,806	$8,353	$31,810	$469,099	$—	$258,171	$—	$—	$779,699
Transfers	—	—	—	—	(571,235)	571,235	—	—	—	—
Depreciation	2,052	4,884	5,128	6,335	172,439	27,353	207,232	—	3,033	428,456
Write off of asset	—	—	—	(37,012)	—	—	—	—	—	(37,012
Foreign exchange translation	569	(287)	—	(1,133)	—	—	—	—	—	(851
Balance, March 31, 2019	8,081	11,403	13,481	—	70,303	598,588	465,403	—	3,033	1,170,292
Depreciation	9,223	5,604	6,645		79,320	41,084	172,881		12,011	326,768
Transfers	—	—	—	—	14,052	(14,052)	—	—	—	—
Foreign exchange translation	(380)	4	—	—	—	—	—	—	—	(376
Balance, March 31, 2020	$16,924	$17,011	$20,126	$—	$163,675	$625,620	$638,284	$—	$15,044	$1,496,684

Carrying amounts

As at March 31, 2018	$1,261	$17,012	$42,930	$14,172	$1,142,260	$—	$370,460	$740,445	$—	$2,328,540

As at March 31, 2019	$6,035	$24,111	$37,802	$—	$250,420	$372,413	$176,260	$794,431	$30,655	$1,692,127

As at March 31, 2020	$34,925	$26,047	$74,130	$—	$668,788	$46,531	$53,419	$800,717	$34,972	$1,739,529

During the year ended March 31, 2020 the Company transferred two EV Stars from inventory that are being used for demonstration and testing purposes.

During the year ended March 31, 2019, the Company wrote down the value of two diesel buses from $78,231 to$nil, leased one EV 350 to a customer for a period of 3 years which was determined to be an operating lease and leased one EV 250 to a customer for a period of 7 years which was determined to be a finance lease (Note 5). The EV 250 was previously held in inventory. The carrying value of electric buses was reduced by $319,635 to reflect the Company's receipt of government grants for two EV 350s.